Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Liabilities
Derivative Liability		$ 62,478		$ 18,359
Interest rate swaps		62,478		18,359
Total	$ 60,542	62,478		18,359
Contingent Consideration Related To Business Acquisition [Member]
Liabilities
Derivative Liability	200
Interest rate swaps	200
Private Warrants [Member]
Liabilities
Derivative Liability	60,342	62,478
Interest rate swaps	60,342	62,478
Level 1
Liabilities
Derivative Liability			$ 0	0
Interest rate swaps			$ 0	0
Total	0	0		0
Level 1 | Contingent Consideration Related To Business Acquisition [Member]
Liabilities
Derivative Liability	0
Interest rate swaps	0
Level 1 | Private Warrants [Member]
Liabilities
Derivative Liability	0	0
Interest rate swaps	0	0
Level 2
Liabilities
Derivative Liability		62,478		18,359
Interest rate swaps		62,478		18,359
Total	60,342	62,478		18,359
Level 2 | Contingent Consideration Related To Business Acquisition [Member]
Liabilities
Derivative Liability	0
Interest rate swaps	0
Level 2 | Private Warrants [Member]
Liabilities
Derivative Liability	60,342	62,478
Interest rate swaps	60,342	62,478
Level 3
Liabilities
Derivative Liability		0		0
Interest rate swaps		0		0
Total	200	0		$ 0
Level 3 | Contingent Consideration Related To Business Acquisition [Member]
Liabilities
Derivative Liability	200
Interest rate swaps	200
Level 3 | Private Warrants [Member]
Liabilities
Derivative Liability	0	0
Interest rate swaps	$ 0	$ 0